Significant Related Party Transactions - Schedule of Balance with Related Parties (Common Shareholders) (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Trade receivables	RM 16,034,137
Total amount due from related parties			2,349,318	1,312,724
Amount due to related parties	2,177,580	$ 487,111	1,300,359	3,586,646
Trade receivables [member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Trade receivables	18,131,208	4,055,836	13,809,598
Trade receivables [member] | Hoo Voon Him [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Trade receivables			988,191
Trade receivables [member] | V Invesco Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Trade receivables			1,361,127	1,305,724
Non-trade receivables [Member] | Elmu E Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties				3,000
Non-trade receivables [Member] | Biosecure Integrators Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Total amount due from related parties				4,000
Non-trade receivables [Member] | Stanley Khoo [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties	1,895,120	423,926
Non-trade payables [Member] | V Invesco Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties				202,574
Non-trade payables [Member] | Hoo Voon Him [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties	282,460	63,185	204,469	966,797
Non-trade payables [Member] | Noraini Binti Aripin [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties			930,890	472,000
Non-trade payables [Member] | V consortium Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties				100,000
Non-trade payables [Member] | V Capital Sdn Bhd [Member]
Schedule of Balance with Related Parties (Common Shareholders) [Line Items]
Amount due to related parties			RM 165,000	RM 1,845,275